Equity (Details) - USD ($)		1 Months Ended	6 Months Ended
	Jun. 01, 2022	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Equity [Abstract]
Ordinary shares, shares issued			7,878,501		7,999,216
Ordinary shares, shares outstanding			7,878,501		7,999,216
Repurchase amount (in Dollars)	$ 1,000,000		$ 119,536
Shares issued		120,715
Total amount (in Dollars)		$ 119,133
Outstanding ordinary shares issued, percentage		1.50%
Outstanding ordinary shares outstanding, percentage		1.50%
Average price per ordinary Share (in Dollars per share)		$ 0.987